NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Aug. 31, 2024
Non controlling Interests [Abstract]
Disclosure of detailed information about non-controlling interests [Table Text Block]
Company	Legal ownership held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	2024	2023	2024	2023	2024	2023
Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	-	-	$ 8,874	$ 8,503
Waterberg JV Co1	63.19%	63.05%	-	-	14,130	13,142
				Total	$23,004	$ 21,645

[1]Includes the 26% owned by Mnombo